EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 30, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2018, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectus, Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the names of certain Portfolios of the Trust.

Information Regarding the Proposed Name Changes of certain Portfolios

Effective on or about February 19, 2019, certain Portfolios of the Trust will be renamed as follows:

Current Portfolio Name	New Portfolio Name
AXA/Invesco Strategic Allocation Portfolio	EQ/Invesco Moderate Allocation Portfolio
AXA/Legg Mason Strategic Allocation Portfolio	EQ/Legg Mason Moderate Allocation Portfolio
AXA/Goldman Sachs Strategic Allocation Portfolio	EQ/Goldman Sachs Moderate Growth Allocation
AXA/JPMorgan Strategic Allocation Portfolio	EQ/JPMorgan Growth Allocation

Effective on or about May 1, 2019, certain Portfolios of the Trust will be renamed as follows:

Current Portfolio Name	New Portfolio Name
AXA 2000 Managed Volatility Portfolio	EQ/2000 Managed Volatility Portfolio
AXA 400 Managed Volatility Portfolio	EQ/400 Managed Volatility Portfolio
AXA 500 Managed Volatility Portfolio	EQ/500 Managed Volatility Portfolio
AXA Aggressive Strategy Portfolio	EQ/Aggressive Growth Strategy Portfolio
AXA Balanced Strategy Portfolio	EQ/Balanced Strategy Portfolio
AXA Conservative Growth Strategy Portfolio	EQ/Conservative Growth Strategy Portfolio
AXA Conservative Strategy Portfolio	EQ/Conservative Strategy Portfolio
AXA Global Equity Managed Volatility Portfolio	EQ/Global Equity Managed Volatility Portfolio
AXA Growth Strategy Portfolio	EQ/Growth Strategy Portfolio
AXA International Core Managed Volatility Portfolio	EQ/International Core Managed Volatility Portfolio
AXA International Managed Volatility Portfolio	EQ/International Managed Volatility Portfolio
AXA International Value Managed Volatility Portfolio	EQ/International Value Managed Volatility Portfolio
AXA Large Cap Core Managed Volatility Portfolio	EQ/Large Cap Core Managed Volatility Portfolio
AXA Large Cap Growth Managed Volatility Portfolio	EQ/Large Cap Growth Managed Volatility Portfolio
AXA Large Cap Value Managed Volatility Portfolio	EQ/Large Cap Value Managed Volatility Portfolio
AXA Mid Cap Value Managed Volatility Portfolio	EQ/Mid Cap Value Managed Volatility Portfolio
AXA Moderate Growth Strategy Portfolio	EQ/Moderate Growth Strategy Portfolio
AXA Ultra Conservative Strategy Portfolio	EQ/Ultra Conservative Strategy Portfolio

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Current Portfolio Name	New Portfolio Name
AXA/AB Dynamic Aggressive Growth	EQ/AB Dynamic Aggressive Growth
AXA/AB Dynamic Growth Portfolio	EQ/AB Dynamic Growth Portfolio
AXA/AB Dynamic Moderate Growth Portfolio	EQ/AB Dynamic Moderate Growth Portfolio
AXA/AB Short Duration Government Bond Portfolio	EQ/AB Short Duration Government Bond Portfolio
AXA/AB Small Cap Growth Portfolio	EQ/AB Small Cap Growth Portfolio
AXA/ClearBridge Large Cap Growth Portfolio	EQ/ClearBridge Large Cap Growth Portfolio
AXA/Franklin Balanced Managed Volatility Portfolio	EQ/Franklin Balanced Managed Volatility Portfolio
AXA/Franklin Small Cap Value Managed Volatility Portfolio	EQ/Franklin Small Cap Value Managed Volatility Portfolio
AXA/Franklin Templeton Allocation Managed Volatility Portfolio	EQ/Franklin Templeton Allocation Managed Volatility Portfolio
AXA/Janus Enterprise Portfolio	EQ/Janus Enterprise Portfolio
AXA/Loomis Sayles Growth Portfolio	EQ/Loomis Sayles Growth Portfolio
AXA/Morgan Stanley Small Cap Growth Portfolio	EQ/Morgan Stanley Small Cap Growth Portfolio
AXA/Templeton Global Equity Managed Volatility Portfolio	EQ/Templeton Global Equity Managed Volatility Portfolio